Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Assets And Liabilities Measured Or Disclosed At Fair Value
For the year ended December 31, 2019, assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2019 using
	Total Fair Value at December 31, 2019	Total Fair Value at December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement — Non-Recurring:
Equity investments accounted for at fair value using the alternative measurement	31,375	4,507	—	—	31,375	17,298

Total assets and liabilities measured at fair value	31,375	4,507	—	—	31,375	17,298

Summary of Changes in Fair Value of Redemption Feature Derivative Liability
There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2017, 2018 and 2019. The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2018 and 2019:

Derivative liability RMB
Balance as of December 31, 2017	20,237
Charge to profit and loss	(21,302)
Foreign exchange translation adjustments	1,065
Balance as of December 31, 2018	—

Balance as of December 31, 2019	—

Balance as of December 31, 2019 in US$	—